Reconciliation of Adjusted Net Loss (Income) per Ordinary Share (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Subject to possible redemption	33,339	197,756	228,484	10,426,080